October 27, 2005


Securities and Exchange Commission
100 F. Street NE
Washington, D.C.  20549

Attn:  Filing Desk - Stop 1-4

     Re:  Van Kampen Focus Portfolios, Municipal Series 352
          File No. 333-62392    CIK #1024929

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on October 24, 2005.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.